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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-21317

Stadion Investment Trust

(Exact name of registrant as specified in charter)

1061 Cliff Dawson Road Watkinsville, Georgia	30677
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LCC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (706) 583-5207

Date of fiscal year end:         May 31, 2012

Date of reporting period:       November 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Semi-Annual Report 2011

Stadion Managed Portfolio
Stadion Core Advantage Portfolio
November 30, 2011
(Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stadion Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

Distributor: Ultimus Fund Distributors, LLC, Phone 1-866-383-7636.

STADION INVESTMENT TRUST LETTER TO SHAREHOLDERS	January 9, 2012

Dear Stadion Shareholder,

Enclosed for your review is the semi-annual report for the six months ended November 30, 2011 for Stadion Managed Portfolio (“Managed Portfolio”) and Stadion Core Advantage Portfolio (“Core Advantage Portfolio”), each a series of Stadion Investment Trust. In managing each Fund, we use our proprietary technically driven asset allocation models to assess the risk of being invested or not being invested in the market. As explained below, the six months ended November 30, 2011 were quite challenging for a risk adverse management style like ours; a period of time we have not experienced in many years. While we know the markets trend a large percentage of the time, our trend following model cannot deal with periods of exceptional volatility coupled with trendless periods like we had during this reporting period. Over history, these periods never last forever, and even though we experienced an underperformance to the overall market, it was more frustration than devastation.

MARKET AND FUNDS PERFORMANCE OVERVIEW

During the six months ended November 30, 2011, the equity market averages experienced negative returns. The S&P 500 Index was down 6.25%, the NASDAQ Composite Index was down 7.08%, the Russell 2000 Index was down 12.43%, and the Dow Jones Industrial Average was down 2.82%. During this same period, Managed Portfolio – Class A was down 10.17% and Core Advantage Portfolio – Class A was down 10.75% (excluding the impact of sales charges). At the end of this reporting period (November 30, 2011), the market was still in a persistent period of high volatility.

The reporting period began shortly after the markets were making a new high for the bull market that began on March 9, 2009. The period began with the market in a down trend that lasted until mid-June, a period in which we were fully defensive. Then we had a solid up move that took us almost back to the market highs that were reached in the spring. This up move resulted in the first whipsaw (defined later) of this period. However, that was the last song for this market as late July began a significant downward move that took many market averages down about 20% from the April highs. This decline was quick and decisive, but our model had us on the sidelines for the bulk of the down move. One could say that it all ended in early August when the market appeared to reach bottom but that would be inaccurate. From early August the markets churned for over two months producing nine moves up and down of over 5% each. In October the market finally embarked on a substantial rally that took it up to a point which was no higher than the low point of the market in mid-June that was mentioned previously. This up move, however, ended with a big decline into late November, near the end of this reporting period. If one were to look back at the entire reporting period, it presented moves of 5% or more in both directions a total of 16 times from June 1, 2011 until November 30, 2011. It is not often that volatility like this happens in the market, however, over long periods of market history, prices do mean revert (a process of prices returning to their long term average) which means the current lack of trends will not persist.

During this past six month reporting period, our rules-based technical model was out of sync with the short–term fluctuations of a highly volatile market. We participated in a couple of the significant up trends, avoided some of the down trends, and had four whipsaw trades. Recall, if the market experiences a downward trend, our stop-loss protection is designed to take us to a defensive position. The act of being invested in a market rally and soon thereafter being stopped out of the position(s) is called a whipsaw. While we do not like to experience whipsaws, we believe they are a small price to pay in order to preserve assets from huge market declines. When we discuss a “defensive

STADION INVESTMENT TRUST
LETTER TO SHAREHOLDERS (Continued)

posture” or “defensive position” we generally mean a Fund is invested in cash and cash equivalents. See the discussion below for a better understanding of each Fund’s investment strategy.

MARKET OUTLOOK

We believe our money management style has to be observed over the full cycle of a bull/bear market to fully realize the value of this style of investing. In our opinion, a full cycle is the appropriate measuring stick for our Funds. Because of our risk adverse methodology, we will generally underperform during up markets because we will not remain invested when the market experiences a pull back, and therefore we drop behind. However, when the market experiences a bear market (there have been two bear markets in the last ten years), we typically expect to outperform the major equity market indices. In our view there will be more bear markets. In the last 110 years, there have been 33 bear markets (declines greater than 20%) using the Dow Jones Industrial Average for this measurement. We do not forecast the market; in fact, we strongly believe no one can. We react to the market using our rules-based, trend-following model. That keeps the subjectivity and human emotion out of the process. Our goal of preserving hard-earned capital is designed to make investing more enjoyable. Hence, we will continue to follow our trend following model and let it separate us from the emotion-driven world of forecast and prediction. When asked if we think the volatility we have experienced in 2011 will continue, I’m reminded of the late Peter Bernstein who, when asked what he felt was an investors’ biggest problem, replied simply: extrapolation. It is quite human to think the recent past will last forever; it rarely does.

STADION ACTIVE MANAGEMENT STRATEGY

Our Funds are managed using an active or tactical management strategy; however, Core Advantage Portfolio uses a core-satellite approach where the core position is strategically managed and is discussed below. Active management means that we assess the risks of the market by using a technically driven rules-based model. We determine the amount of assets to commit to the equity market using this decision process. We invest in the markets when, based on our model, we have a positive expectation of profit. Our portfolios generally include Exchange Traded Funds (ETFs), cash, and cash equivalents. This active strategy is designed to take us into defensive positions when our models identify unfavorable trends in the market. To select investments, we utilize our proprietary technical ranking and screening system, which looks at the individual performance measures of each ETF, the ETF’s relative performance to the overall market, and its performance relative to its associated market sector. As an example, if we own a technology ETF, it is not because it is technology that we own it, it is because the technology ETF has exhibited the appropriate technical performance attributes that are outlined in our buy rules. Once we purchase an ETF, we manage it based upon its performance; due to stop-loss protections built into our model, we generally will not continue to hold an asset that is not performing well. This approach is designed to help limit losses during significant market declines. This approach is defensive in nature and adheres to our overall philosophy that we can try to win by not losing.

STADION CORE ADVANTAGE PORTFOLIO

This Fund is our growth portfolio and is set up in a core-satellite structure. This means that 50% of the Fund (satellite) is tactically managed using our trend analysis models, while the remaining 50% (core) is managed using a technical momentum strategy and remains fully invested at all times. The core portion is invested in broad-based market index ETFs and major sector-based ETFs during periods when our technical model

STADION INVESTMENT TRUST
LETTER TO SHAREHOLDERS (Continued)

shows bullish strength. The Fund may invest approximately 15% to 30% (30% to 60% of the core) into fixed income or non-correlated assets when our technical model designates such defensive action. The percentages of holdings of each are determined by the relative strength of these asset classes. The satellite portion is actively managed primarily using market sector, broad-based index, international, and at times, specialty ETFs. Historically, each year a few asset classes will outperform the general market and the goal for this portion of the Core Advantage Portfolio is to capitalize on that performance using our technical ranking and screening system, which is geared to not only individual ETF performance, but also relative performance. This Fund may be appropriate for those who want approximately half of their investment positioned in the market at all times, with the remainder being actively managed using our tactical models that are designed to take positions in non-correlated holdings during down markets.

STADION MANAGED PORTFOLIO

This Fund is our moderate portfolio, and is managed based upon our rules-based technical model. While this Fund takes a moderate approach in an effort to achieve equity-like returns, it differs from the Core Advantage Portfolio in that it may take a fully defensive position (i.e. 100% invested in cash or cash equivalents) as determined by our technical models. This Fund is managed similarly to the satellite (actively managed) portion of the Core Advantage Portfolio. It is appropriate for those who prefer a fully active approach to managing their money.

Thank you for your continued support and allowing us to serve you and the Funds. Please feel free to contact us with any questions or concerns.

Sincerely,

Stadion Money Management

Greg Morris

Chairman, Investment Committee

The views in this report were those of the Funds’ investment adviser as of the date of this Report and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Funds and do not constitute investment advice.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Funds’ prospectus contains this and other important information. For information on the Funds’ expense ratios, please see the Financial Highlights tables found within this Report.

STADION INVESTMENT TRUST
LETTER TO SHAREHOLDERS (Continued)

Investment in the Funds is subject to investment risks, including, without limitation, market risk, management style risk, risks related to “fund of funds” structure, sector risk, fixed income risk, tracking risk, risks related to ETF net asset value and market price, foreign securities risk, risks related to portfolio turnover and small capitalization companies risk. Since each Fund is a “fund of funds,” an investor will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which a Fund invests in addition to a Fund’s direct fees and expenses. More information about these risks and other risks can be found in the Funds’ prospectus.

STADION MANAGED PORTFOLIO PORTFOLIO ALLOCATION (% OF NET ASSETS) November 30, 2011 (Unaudited)

STADION CORE ADVANTAGE PORTFOLIO PORTFOLIO ALLOCATION (% OF NET ASSETS) November 30, 2011 (Unaudited)

STADION MANAGED PORTFOLIO
SCHEDULE OF INVESTMENTS
November 30, 2011 (Unaudited)

Shares	EXCHANGE-TRADED FUNDS — 3.7%	Value
327,490	iShares Barclays TIPS Bond Fund (Cost $38,634,323)	$38,231,182

Shares	MONEY MARKET FUNDS — 97.2%	Value
997,256,065	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a) (Cost $997,256,065)	$997,256,065

	Total Investments at Value — 100.9% (Cost $1,035,890,388)	$1,035,487,247

	Liabilities in Excess of Other Assets — (0.9%)	(9,524,539)

	Net Assets — 100.0%	$1,025,962,708

(a)	Variable rate security. The rate shown is the 7-day effective yield as of November 30, 2011.

STADION CORE ADVANTAGE PORTFOLIO
SCHEDULE OF INVESTMENTS
November 30, 2011 (Unaudited)

Shares	EXCHANGE-TRADED FUNDS — 50.7%	Value
145,630	iShares Barclays Short Treasury Bond Fund	$16,049,882
51,540	iShares High Dividend Equity Fund	2,773,368
43,770	iShares S&P 500 Index Fund	5,481,317
78,020	Utilities Select Sector SPDR Fund (The)	2,747,084

	Total Exchange-Traded Funds (Cost $27,026,249)	$27,051,651

Shares	MONEY MARKET FUNDS — 50.1%	Value
26,728,889	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a) (Cost $26,728,889)	$26,728,889

	Total Investments at Value — 100.8% (Cost $53,755,138)	$53,780,540

	Liabilities in Excess of Other Assets — (0.8%)	(405,698)

	Net Assets — 100.0%	$53,374,842

(a)	Variable rate security. The rate shown is the 7-day effective yield as of November 30, 2011.

See accompanying notes to financial statements.

STADION INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2011 (Unaudited)

	Managed Portfolio	Core Advantage Portfolio
ASSETS
Investments in securities:
At acquisition cost	$1,035,890,388	$53,755,138
At value (Note 2)	$1,035,487,247	$53,780,540
Dividends receivable	653,388	26,245
Receivable for capital shares sold	1,111,180	10,530
Other assets	351,834	51,103
TOTAL ASSETS	1,037,603,649	53,868,418

LIABILITIES
Payable for capital shares redeemed	11,149,789	457,427
Payable to Advisor (Note 5)	29,410	1,809
Accrued distribution fees (Note 5)	93,290	7,848
Accrued compliance fees (Note 5)	6,570	305
Payable to administrator (Note 5)	127,800	12,060
Other accrued expenses and liabilities	234,082	14,127
TOTAL LIABILITIES	11,640,941	493,576

NET ASSETS	$1,025,962,708	$53,374,842

Net assets consist of:
Paid-in capital	$1,142,009,255	$55,549,942
Accumulated net investment loss	(8,279,553)	(287,267)
Accumulated net realized losses from security transactions	(107,363,853)	(1,913,235)
Net unrealized appreciation (depreciation) on investments	(403,141)	25,402
Net assets	$1,025,962,708	$53,374,842

See accompanying notes to financial statements.

STADION INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
November 30, 2011 (Unaudited)

	Managed Portfolio	Core Advantage Portfolio
PRICING OF CLASS A SHARES
Net assets applicable to Class A shares	$736,138,139	$44,886,653
Class A shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	82,533,133	4,290,933
Net asset value and redemption price per share (Note 2)	$8.92	$10.46
Maximum offering price per share (Note 2)	$9.46	$11.10

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares	$196,816,260	$6,573,626
Class C shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	22,463,112	638,325
Net asset value, offering price and redemption price per share (Note 2)	$8.76	$10.30

PRICING OF CLASS I SHARES
Net assets applicable to Class I shares	$93,008,309	$1,914,563
Class I shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	10,385,720	182,279
Net asset value, offering price and redemption price per share (Note 2)	$8.96	$10.50

See accompanying notes to financial statements.

STADION INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended November 30, 2011 (Unaudited)

	Managed Portfolio	Core Advantage Portfolio
INVESTMENT INCOME
Dividends	$1,491,114	$284,797

EXPENSES
Investment advisory fees (Note 5)	6,234,474	353,674
Distribution fees, Class A (Note 5)	1,115,146	60,644
Distribution fees, Class C (Note 5)	1,126,479	30,425
Transfer agent fees, Class A (Note 5)	242,083	12,175
Transfer agent fees, Class C (Note 5)	96,308	9,000
Transfer agent fees, Class I (Note 5)	23,598	7,500
Administration fees (Note 5)	365,035	21,219
Registration fees, Common	2,507	350
Registration fees, Class A	59,473	8,871
Registration fees, Class C	27,092	7,519
Registration fees, Class I	16,605	8,771
Professional fees	65,443	30,925
Fund accounting fees (Note 5)	63,785	23,886
Postage and supplies	66,054	6,112
Insurance expense	57,827	3,222
Custodian and bank service fees	48,038	3,998
Compliance fees (Note 5)	39,406	1,844
Trustees’ fees	28,692	1,308
Printing of shareholder reports	21,143	5,028
Other expenses	71,479	17,514
TOTAL EXPENSES	9,770,667	613,985
Fees waived by the Advisor (Note 5)	—	(13,167)
Class C expenses reimbursed by the Advisor (Note 5)	—	(13,477)
Class I expenses reimbursed by the Advisor (Note 5)	—	(15,277)
NET EXPENSES	9,770,667	572,064

NET INVESTMENT LOSS	(8,279,553)	(287,267)

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
Net realized losses from security transactions	(117,715,338)	(4,661,107)
Net change in unrealized appreciation/ depreciation on investments	(403,141)	(1,637,208)
REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(118,118,479)	(6,298,315)

DECREASE IN NET ASSETS FROM OPERATIONS	$(126,398,032)	$(6,585,582)

See accompanying notes to financial statements.

STADION INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Managed Portfolio		Core Advantage Portfolio
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
FROM OPERATIONS
Net investment loss	$(8,279,553)	$(8,997,975)	$(287,267)	$(511,828)
Net realized gains (losses) from security transactions	(117,715,338)	19,349,263	(4,661,107)	6,558,556
Net change in unrealized appreciation/ depreciation on investments	(403,141)	111,955	(1,637,208)	574,153
Net increase (decrease) in net assets from operations	(126,398,032)	10,463,243	(6,585,582)	6,620,881

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net realized gains, Class A	—	(8,178,057)	—	—
Distributions from net realized gains, Class C	—	(1,428,352)	—	—
Distributions from net realized gains, Class I	—	(1,136,203)	—	—
Decrease in net assets from distributions to shareholders	—	(10,742,612)	—	—

FROM CAPITAL SHARE TRANSACTIONS (Note 6)
CLASS A
Proceeds from shares sold	171,856,014	729,284,115	7,396,789	11,521,857
Net asset value of shares issued in reinvestment of distributions	—	7,528,241	—	—
Payments for shares redeemed	(325,182,739)	(254,506,697)	(7,331,784)	(8,408,980)
Net increase (decrease) in net assets from Class A share transactions	(153,326,725)	482,305,659	65,005	3,112,877

CLASS C
Proceeds from shares sold	32,563,007	195,085,320	2,449,119	5,849,013
Net asset value of shares issued in reinvestment of distributions	—	1,358,781	—	—
Payments for shares redeemed	(39,865,969)	(18,839,140)	(1,182,998)	(1,709,269)
Net increase (decrease) in net assets from Class C share transactions	(7,302,962)	177,604,961	1,266,121	4,139,744

CLASS I
Proceeds from shares sold	69,783,689	165,081,421	1,966,792	1,477,586
Net asset value of shares issued in reinvestment of distributions	—	559,579	—	—
Payments for shares redeemed	(50,334,735)	(83,425,256)	(1,267,680)	(59,087)
Net increase in net assets from Class I share transactions	19,448,954	82,215,744	699,112	1,418,499

TOTAL INCREASE (DECREASE) IN NET ASSETS	(267,578,765)	741,846,995	(4,555,344)	15,292,001

NET ASSETS
Beginning of period	1,293,541,473	551,694,478	57,930,186	42,638,185
End of period	$1,025,962,708	$1,293,541,473	$53,374,842	$57,930,186

ACCUMULATED NET INVESTMENT LOSS	$(8,279,553)	$—	$(287,267)	$—

See accompanying notes to financial statements.

STADION MANAGED PORTFOLIO — CLASS A
FINANCIAL HIGHLIGHTS

FOR A CLASS A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months Ended November 30, 2011 (Unaudited)		Year Ended May 31, 2011	Year Ended May 31, 2010		Year Ended May 31, 2009		Year Ended May 31, 2008	Period Ended May 31, 2007(a)
Net asset value, beginning of period	$9.93		$9.64	$9.29		$9.47		$10.34	$9.47

Income (loss) from investment operations:
Net investment income (loss)	(0.07)		(0.06)	(0.03)		(0.03)		0.14	0.05
Net realized and unrealized gains (losses) on securities	(0.94)		0.46	0.38		(0.14)		(0.17)	1.12
Total from investment operations	(1.01)		0.40	0.35		(0.17)		(0.03)	1.17

Less distributions:
Dividends from net investment income	—		—	—		(0.00	)(b)	(0.19)	(0.05)
In excess of net investment income	—		—	—		(0.01)		—	—
Distributions from net realized gains	—		(0.11)	—		(0.00	)(b)	(0.65)	(0.25)
Total distributions	—		(0.11)	—		(0.01)		(0.84)	(0.30)

Net asset value, end of period	$8.92		$9.93	$9.64		$9.29		$9.47	$10.34

Total return (c)	(10.17%	)(d)	4.07%	3.77%		(1.80%	)	(0.47% )	12.53%	(d)

Ratios/Supplemental data:
Net assets, end of period (000’s)	$736,138		$981,387	$496,412		$139,400		$93,855	$536

Ratio of total expenses to average net assets (e)	1.49%	(f)	1.50%	1.67%		1.83%		1.87%	2.06%	(f)(g)

Ratio of net expenses to average net assets (e)	1.49%	(f)	1.50%	1.67%		1.83%		1.87%	1.95%	(f)

Ratio of net investment income (loss) to average net assets (e)	(1.24%	)(f)	(0.82% )	(0.57%	)	(0.48%	)	1.38%	0.71%	(f)

Portfolio turnover rate	959%	(d)	1,018%	944%		449%		870%	346%	(d)

(a)	Represents the period from September 15, 2006 (date of initial public offering) through May 31, 2007.
(b)	Amount rounds to less than $0.01 per share.
(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do not include the effect of applicable sales loads.

(d)	Not annualized.
(e)
The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invested.

(f)	Annualized.
(g)	Reflects total expenses prior to fee waivers by the Advisor and the administrator.
See accompanying notes to financial statements.

STADION MANAGED PORTFOLIO — CLASS C
FINANCIAL HIGHLIGHTS

FOR A CLASS C SHARE OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months Ended November 30, 2011 (Unaudited)		Year Ended May 31, 2011	Period Ended May 31, 2010(a)
Net asset value, beginning of period	$9.79		$9.59	$9.54

Income (loss) from investment operations:
Net investment loss	(0.10)		(0.10)	(0.05)
Net realized and unrealized gains (losses) on securities	(0.93)		0.41	0.10
Total from investment operations	(1.03)		0.31	0.05

Less distributions:
Distributions from net realized gains	—		(0.11)	—

Net asset value, end of period	$8.76		$9.79	$9.59

Total return (b)	(10.52%	)(c)	3.15%	0.52%	(c)

Ratios/Supplemental data:
Net assets, end of period (000’s)	$196,816		$228,541	$55,281

Ratio of total expenses to average net assets (d)	2.28%	(e)	2.28%	2.51%	(e)(f)

Ratio of net expenses to average net assets (d)	2.28%	(e)	2.28%	2.48%	(e)

Ratio of net investment loss to average net assets (d)	(2.03%	)(e)	(1.65% )	(1.60%	)(e)

Portfolio turnover rate	959%	(c)	1,018%	944%	(c)(g)

(a)	Represents the period from October 1, 2009 (date of initial public offering) through May 31, 2010.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invested.
(e)	Annualized.
(f)	Reflects total expenses prior to fee waivers by the Advisor and the administrator.
(g)	Represents the year ended May 31, 2010.
See accompanying notes to financial statements.

STADION MANAGED PORTFOLIO — CLASS I
FINANCIAL HIGHLIGHTS

FOR A CLASS I SHARE OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months Ended November 30, 2011 (Unaudited)		Year Ended May 31, 2011	Period Ended May 31, 2010(a)
Net asset value, beginning of period	$9.96		$9.64	$9.64

Income (loss) from investment operations:
Net investment loss	(0.04)		(0.05)	(0.00	)(b)
Net realized and unrealized gains (losses) on securities	(0.96)		0.48	—
Total from investment operations	(1.00)		0.43	(0.00	)(b)

Less distributions:
Distributions from net realized gains	—		(0.11)	—

Net asset value, end of period	$8.96		$9.96	$9.64

Total return (c)	(10.04%	)(d)	4.38%	0.00%	(d)

Ratios/Supplemental data:
Net assets, end of period (000’s)	$93,008		$83,614	$1

Ratio of total expenses to average net assets (e)	1.26%	(f)	1.24%	1.70%	(f)

Ratio of net expenses to average net assets (e)	1.26%	(f)	1.24%	1.70%	(f)

Ratio of net investment loss to average net assets (e)	(0.99%	)(f)	(0.48% )	(1.70%	)(f)

Portfolio turnover rate	959%	(d)	1,018%	944%	(d)(g)

(a)	Represents the period from May 28, 2010 (date of initial public offering) through May 31, 2010.
(b)	Amount rounds to less than $0.01 per share.
(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.
(e)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invested.
(f)	Annualized.
(g)	Represents the year ended May 31, 2010.
See accompanying notes to financial statements.

STADION CORE ADVANTAGE PORTFOLIO — CLASS A
FINANCIAL HIGHLIGHTS

FOR A CLASS A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months Ended November 30, 2011 (Unaudited)		Year Ended May 31, 2011		Year Ended May 31, 2010		Year Ended May 31, 2009	Year Ended May 31, 2008	Period Ended May 31, 2007(a)
Net asset value, beginning of period	$11.72		$10.22		$8.98		$11.11	$11.99	$10.38

Income (loss) from investment operations:
Net investment income (loss)	(0.05)		(0.10)		(0.05)		(0.04)	0.03	(0.01)
Net realized and unrealized gains (losses) on securities	(1.21)		1.60		1.29		(2.08)	(0.48)	1.62
Total from investment operations	(1.26)		1.50		1.24		(2.12)	(0.45)	1.61

Less distributions:
Dividends from net investment income	—		—		—		—	(0.03)	—
In excess of net investment income	—		—		—		(0.01)	(0.01)	—
Distributions from net realized gains	—		—		—		—	(0.39)	—
Total distributions	—		—		—		(0.01)	(0.43)	—

Net asset value, end of period	$10.46		$11.72		$10.22		$8.98	$11.11	$11.99

Total return (b)	(10.75%	)(c)	14.68%		13.81%		(19.11% )	(3.89% )	15.51%	(c)

Ratios/Supplemental data:
Net assets, end of period (000’s)	$44,887		$50,470		$41,179		$28,805	$36,762	$41

Ratio of total expenses to average net assets (d)	2.00%	(e)(f)	1.97%	(e)	2.11%	(e)	2.23%	2.17%	2.39%	(e)(f)

Ratio of net expenses to average net assets (d)	1.95%	(f)	1.95%		1.95%		2.23%	2.17%	2.37%	(f)

Ratio of net investment income (loss) to average net assets (d)	(0.94%	)(f)	(0.94%	)	(0.62%	)	(0.41% )	0.25%	(0.31%	)(f)

Portfolio turnover rate	585%	(c)	476%		471%		346%	541%	291%	(c)

(a)	Represents the period from September 15, 2006 (date of initial public offering) through May 31, 2007.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do not include the effect of applicable sales loads.

(c)	Not annualized.
(d)
The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invested.

(e)	Reflects total expenses prior to fee waivers and expense reimbursements by the Advisor and/or the administrator.
(f)	Annualized.
See accompanying notes to financial statements.

STADION CORE ADVANTAGE PORTFOLIO — CLASS C
FINANCIAL HIGHLIGHTS

FOR A CLASS C SHARE OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months Ended November 30, 2011 (Unaudited)		Year Ended May 31, 2011		Period Ended May 31, 2010(a)
Net asset value, beginning of period	$11.59		$10.17		$9.75

Income (loss) from investment operations:
Net investment loss	(0.08)		(0.14)		(0.06)
Net realized and unrealized gains (losses) on securities	(1.21)		1.56		0.48
Total from investment operations	(1.29)		1.42		0.42

Net asset value, end of period	$10.30		$11.59		$10.17

Total return (b)	(11.13%	)(c)	13.96%		4.31%	(c)

Ratios/Supplemental data:
Net assets, end of period (000’s)	$6,574		$6,028		$1,458

Ratio of total expenses to average net assets (d)	3.19%	(e)(f)	3.45%	(e)	7.53%	(e)(f)

Ratio of net expenses to average net assets (d)	2.70%	(f)	2.70%		2.70%	(f)

Ratio of net investment loss to average net assets (d)	(1.70%	)(f)	(1.79%	)	(1.82%	)(f)

Portfolio turnover rate	585%	(c)	476%		471%	(c)(g)

(a)	Represents the period from October 1, 2009 (date of initial public offering) through May 31, 2010.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.
(d)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invested.
(e)	Reflects total expenses prior to fee waivers and expense reimbursements by the Advisor (Note 5).
(f)	Annualized.
(g)	Represents the year ended May 31, 2010.
See accompanying notes to financial statements.

STADION CORE ADVANTAGE PORTFOLIO — CLASS I
FINANCIAL HIGHLIGHTS

FOR A CLASS I SHARE OUTSTANDING THROUGHOUT EACH PERIOD
	Six Months Ended November 30, 2011 (Unaudited)		Year Ended May 31, 2011		Period Ended May 31, 2010(a)
Net asset value, beginning of period	$11.76		$10.22		$10.22

Income (loss) from investment operations:
Net investment loss	(0.04)		(0.04)		(0.00	)(b)
Net realized and unrealized gains (losses) on securities	(1.22)		1.58		—
Total from investment operations	(1.26)		1.54		(0.00	)(b)

Net asset value, end of period	$10.50		$11.76		$10.22

Total return (c)	(10.71%	)(d)	15.07%		0.00%	(d)

Ratios/Supplemental data:
Net assets, end of period (000’s)	$1,915		$1,433		$1

Ratio of total expenses to average net assets (e)	3.29%	(f)(g)	7.98%	(g)	1.70%	(f)

Ratio of net expenses to average net assets (e)	1.70%	(f)	1.70%		1.70%	(f)

Ratio of net investment loss to average net assets (e)	(0.73%	)(f)	(1.03%	)	(1.70%	)(f)

Portfolio turnover rate	585%	(d)	476%		471%	(d)(h)

(a)	Represents the period from May 28, 2010 (date of initial public offering) through May 31, 2010.
(b)	Amount rounds to less than $0.01 per share.
(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.
(e)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invested.
(f)	Annualized.
(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the Advisor (Note 5).
(h)	Represents the year ended May 31, 2010.
See accompanying notes to financial statements.

STADION INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
November 30, 2011 (Unaudited)

1. ORGANIZATION

Stadion Managed Portfolio and Stadion Core Advantage Portfolio (each, a “Fund,” and, collectively, the “Funds”) are each a diversified series of the Stadion Investment Trust (the “Trust”), a Delaware Statutory Trust registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.

Stadion Managed Portfolio commenced operations on June 30, 2003. The public offering of Class A shares, Class C shares and Class I shares commenced on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The investment objective of the Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation.

Stadion Core Advantage Portfolio commenced operations on January 27, 2004. The public offering of Class A shares, Class C shares and Class I shares commenced on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The investment objective of the Fund is to seek capital appreciation.

To achieve their investment objectives, the Funds invest primarily in exchange-traded funds or ETFs (funds traded on securities exchanges that generally hold a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index) and cash and short-term, highly liquid investments (such as money market mutual funds) that are generally convertible into cash.

Each Fund currently offers three classes of shares: Class A shares (sold subject to a maximum front-end sales load equal to 5.75% of the offering price and a distribution and/or service fee of up to 0.25% of the average net assets attributable to Class A shares), Class C shares (sold without any sales loads but subject to a distribution and/or service fee of up to 1.00% of the average daily net assets attributable to Class C shares) and Class I shares (sold without any sales loads and distribution and/or service fees). Each class of shares represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and (4) Class I shares require a higher minimum initial investment.

2. ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation: The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the time regular trading closes on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time). Securities traded in the NASDAQ market are valued at the NASDAQ Official Closing Price. Other securities, including listed securities for which no sale was reported on that date, are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio

STADION INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2011 (Unaudited)

security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds’ net asset value calculations; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs
• Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of November 30, 2011 by security type:

Stadion Managed Portfolio:	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$38,231,182	$—	$—	$38,231,182
Money Market Funds	997,256,065	—	—	997,256,065
Total	$1,035,487,247	$—	$—	$1,035,487,247

Stadion Core Advantage Portfolio:	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$27,051,651	$—	$—	$27,051,651
Money Market Funds	26,728,889	—	—	26,728,889
Total	$53,780,540	$—	$—	$53,780,540

During the six months ended November 30, 2011, the Funds did not have any significant transfers in and out of any Level. The Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the six months ended or as of November 30, 2011. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Share Valuation: The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The maximum offering price per share of Class A shares of each Fund is equal to the net asset value per share plus a sales load equal to 6.10% of the net asset value (or 5.75%

STADION INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2011 (Unaudited)

of the offering price). The offering price of Class C shares and Class I shares is equal to the net asset value per share. The redemption price per share of each class of shares of each Fund is equal to the net asset value per share.

Securities Transactions and Investment Income: Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Allocation Between Classes: Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of each Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of each Fund.

Distributions to Shareholders: Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of each Fund. Net realized gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales. Dividends and distributions are recorded on the ex-dividend date.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes: It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

3. SECURITY TRANSACTIONS

During the six months ended November 30, 2011, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, amounted to $4,236,721,174 and $4,080,371,513, respectively, for Stadion Managed Portfolio; and $213,626,163 and $209,467,452, respectively, for Stadion Core Advantage Portfolio.

STADION INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2011 (Unaudited)

4. TAX MATTERS

No distributions to shareholders were paid by the Funds during the six months ended November 30, 2011. The tax character of distributions paid to shareholders by Stadion Managed Portfolio during the year ended May 31, 2011 was ordinary income. No distributions were paid by Stadion Core Advantage Portfolio during the year ended May 31, 2011.

The following information is computed on a tax basis for each item as of November 30, 2011:

	Managed Portfolio	Core Advantage Portfolio
Tax cost of portfolio investments	$1,035,890,388	$54,091,002
Gross unrealized appreciation	$—	$121,178
Gross unrealized depreciation	(403,141)	(431,640)
Net unrealized depreciation	(403,141)	(310,462)
Undistributed ordinary income	10,351,485	1,230,337
Undistributed long-term gains	—	1,517,535
Other losses	(125,994,891)	(4,612,510)
Accumulated deficit	$(116,046,547)	$(2,175,100)

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Stadion Core Advantage Portfolio is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (tax years ended May 31, 2008 through May 31, 2011) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

5. TRANSACTIONS WITH AFFILIATES

Certain Trustees and officers of the Trust are also officers of Stadion Money Management, LLC (the “Advisor”) or of Ultimus Fund Solutions, LLC (“Ultimus”), the Funds’ administrator, transfer agent and fund accounting services agent, or Ultimus Fund Distributors, LLC (the “Distributor”), the Funds’ principal underwriter.

INVESTMENT ADVISORY AGREEMENTS

Each Fund’s investments are managed by the Advisor under the terms of an Investment Advisory Agreement effective June 30, 2011 (the “Advisory Agreements”). Under the Advisory Agreements, each Fund has agreed to pay the Advisor an investment advisory fee at an annual rate of 1.25% of its average daily net assets up to $150 million and 1.00% of such assets over $150 million.

On June 30, 2011, a change in control of the Advisor occurred whereby certain investment entities controlled and managed by TA Associates, Inc. acquired in the aggregate a 54.4% interest in the Advisor. This transaction resulted in the termination of each Fund’s

STADION INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2011 (Unaudited)

investment advisory agreement with the Advisor in effect prior to June 30, 2011. Under the previous investment advisory agreements, the Advisor provided the same advisory services on the same terms and for the same advisory fees.

The Advisor has entered into an Expense Limitation Agreement with respect to each Fund under which it has agreed to waive its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the annual operating expenses of Class A shares, Class C shares and Class I shares of the Funds (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 1.70% of the average daily net assets allocable to each Class until October 1, 2012. Accordingly, during the six months ended November 30, 2011, with respect to Stadion Core Advantage Portfolio, the Advisor waived fees in the amount of $13,167, reimbursed the Fund for $13,477 of Class C expenses and $15,277 of Class I expenses. During the six months ended November 30, 2011, there were no advisory fees waived or expenses reimbursed by the Advisor for Stadion Managed Portfolio. It is expected that the Expense Limitation Agreements will continue from year-to-year, provided such continuance is approved by the Board of Trustees of the Trust.

The Chief Compliance Officer of the Trust is an employee of the Advisor. The Funds reimburse the Advisor $82,500 annually for the services provided by the Chief Compliance Officer of the Trust. Each Fund bears a proportionate share of this fee based on an allocation approved by the Trustees.

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, Ultimus supplies internal regulatory compliance services and executive and administrative services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission (the “SEC”) and state securities commissions and materials for meetings of the Board of Trustees. For these services, each Fund pays Ultimus a monthly fee for these services at an annual rate of 0.075% of its average daily net assets up to $500 million; 0.05% of such assets from $500 million to $2 billion; 0.04% of such assets from $2 billion to $3 billion; 0.03% of such assets from $3 billion to $5 billion; and 0.025% of such assets in excess of $5 billion, subject to a minimum monthly fee of $3,000.

FUND ACCOUNTING AGREEMENT

Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Ultimus receives from each Fund a base fee of $3,500 per month plus an asset-based fee of 0.01% of its average daily net assets up to $500 million; and 0.005% of such assets in excess of $500 million. In addition, each Fund reimburses certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Funds’ portfolio securities.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT

Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, each Fund pays Ultimus a fee at an annual rate of $18 per shareholder account, provided, however, that the minimum monthly fee for

STADION INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2011 (Unaudited)

a share class is $1,000 if such class has 25 accounts or less, $1,250 if such class has more than 25 accounts but less than 100 accounts and $1,500 per month if such class has 100 accounts or more. In addition, the Funds pay out-of-pocket expenses, including, but not limited to, postage and supplies.

DISTRIBUTION PLAN

The Trust has adopted plans of distribution (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, which permit Class A and Class C shares of each Fund to directly incur or reimburse the Funds’ principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plans is 0.25% of each Fund’s average daily net assets attributable to Class A shares and 1.00% of each Fund’s average daily net assets attributable to Class C shares. The Trust has not adopted a plan of distribution with respect to Class I shares.

During the six months ended November 30, 2011, Class A and Class C shares of Stadion Managed Portfolio incurred distribution expenses of $1,115,146 and $1,126,479, respectively, and Class A and Class C shares of Stadion Core Advantage Portfolio incurred distribution expenses of $60,644 and $30,425, respectively.

DISTRIBUTION AGREEMENT

Under the terms of a Distribution Agreement with the Trust, the Distributor provides distribution services to the Trust and serves as principal underwriter to the Funds. The Distributor receives $6,000 annually from the Funds for acting as principal underwriter. In addition, during the six months ended November 30, 2011, the Distributor earned underwriter fees of $83,640 and $6,515 on the sale of Class A shares of Stadion Managed Portfolio and Stadion Core Advantage Portfolio, respectively.

6. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	Six Months Ended November 30, 2011	Year Ended May 31, 2011
Stadion Managed Portfolio - Class A
Shares sold	17,804,909	71,977,554
Shares issued in reinvestment of distributions to shareholders	—	731,608
Shares redeemed	(34,120,222)	(25,337,724)
Net increase (decrease) in shares outstanding	(16,315,313)	47,371,438
Shares outstanding beginning of period	98,848,446	51,477,008
Shares outstanding end of period	82,533,133	98,848,446

Stadion Managed Portfolio - Class C
Shares sold	3,411,927	19,310,168
Shares issued in reinvestment of distributions to shareholders	—	133,474
Shares redeemed	(4,288,992)	(1,869,519)
Net increase (decrease) in shares outstanding	(877,065)	17,574,123
Shares outstanding beginning of period	23,340,177	5,766,054
Shares outstanding end of period	22,463,112	23,340,177

STADION INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2011 (Unaudited)

Six Months Ended November 30, 2011	Year Ended May 31, 2011
Stadion Managed Portfolio - Class I
Shares sold	7,305,410	16,474,548
Shares issued in reinvestment of distributions to shareholders	—	54,276
Shares redeemed	(5,316,553)	(8,132,065)
Net increase in shares outstanding	1,988,857	8,396,759
Shares outstanding beginning of period	8,396,863	104
Shares outstanding end of period	10,385,720	8,396,863

Stadion Core Advantage Portfolio - Class A
Shares sold	659,303	1,024,191
Shares redeemed	(673,028)	(749,564)
Net increase (decrease) in shares outstanding	(13,725)	274,627
Shares outstanding beginning of period	4,304,658	4,030,031
Shares outstanding end of period	4,290,933	4,304,658

Stadion Core Advantage Portfolio - Class C
Shares sold	228,629	526,283
Shares redeemed	(110,609)	(149,291)
Net increase in shares outstanding	118,020	376,992
Shares outstanding beginning of period	520,305	143,313
Shares outstanding end of period	638,325	520,305

Stadion Core Advantage Portfolio - Class I
Shares sold	178,579	126,736
Shares redeemed	(118,158)	(4,976)
Net increase in shares outstanding	60,421	121,760
Shares outstanding beginning of period	121,858	98
Shares outstanding end of period	182,279	121,858

7. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Funds currently seek to achieve their investment objectives by investing a portion of their assets in Fidelity Institutional Money Market Government Portfolio – Class I (the “Portfolio”), a registered open-end management investment company organized as a Delaware statutory trust. The Funds may redeem their investments from the Portfolio at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so.

STADION INVESTMENT TRUST NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2011 (Unaudited)

The performance of the Funds may be directly affected by the performance of the Portfolio. As of November 30, 2011, the percentage of net assets invested in the Portfolio was 97.2% and 50.1% for Stadion Managed Portfolio and Stadion Core Advantage Portfolio, respectively.

9. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

10. RECENT ACCOUNTING PRONOUNCEMENT

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards. ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is applied prospectively. Management is currently evaluating the impact ASU No. 2011-04 may have on financial statement disclosures.

STADION INVESTMENT TRUST ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, possibly including front-end sales loads; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables that follow are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (June 1, 2011) and held until the end of the period (November 30, 2011).

The tables that follow illustrate the Funds’ costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund’s expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

STADION INVESTMENT TRUST ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

Stadion Managed Portfolio – Class A
	Beginning Account Value Jun. 1, 2011	Ending Account Value Nov. 30, 2011	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$898.30	$7.09
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.60	$7.54

*	Expenses are equal to the annualized expense ratio of 1.49% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Stadion Managed Portfolio – Class C
	Beginning Account Value Jun. 1, 2011	Ending Account Value Nov. 30, 2011	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$894.80	$10.83
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,013.64	$11.51

*	Expenses are equal to the annualized expense ratio of 2.28% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Stadion Managed Portfolio – Class I
	Beginning Account Value Jun. 1, 2011	Ending Account Value Nov. 30, 2011	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$899.60	$6.00
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.75	$6.38

*	Expenses are equal to the annualized expense ratio of 1.26% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Stadion Core Advantage Portfolio – Class A
	Beginning Account Value Jun. 1, 2011	Ending Account Value Nov. 30, 2011	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$892.50	$9.25
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,015.29	$9.85

*	Expenses are equal to the annualized expense ratio of 1.95% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STADION INVESTMENT TRUST ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

Stadion Core Advantage Portfolio – Class C
	Beginning Account Value Jun. 1, 2011	Ending Account Value Nov. 30, 2011	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$888.70	$12.78
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,011.53	$13.62

*	Expenses are equal to the annualized expense ratio of 2.70% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Stadion Core Advantage Portfolio – Class I
	Beginning Account Value Jun. 1, 2011	Ending Account Value Nov. 30, 2011	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$892.90	$8.07
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.55	$8.59

*	Expenses are equal to the annualized expense ratio of 1.70% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

The Trust files a complete listing of portfolio holdings of the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling 1-866-383-7636. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-383-7636, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-383-7636, or on the SEC’s website at http://www.sec.gov.

STADION INVESTMENT TRUST SUPPLEMENTAL INFORMATION (Unaudited)

As a supplement to Note 8 to the financial statements of Stadion Managed Portfolio and Stadion Core Advantage Portfolio (the “Funds”), the financial statements of the aforementioned underlying fund, the Fidelity Institutional Money Market Government Portfolio – Class I (the “Portfolio”), can be found at http://www.sec.gov/Archives/edgar/data/356173/000035617311000203/main.htm. This link is the latest semi-annual report published for the Portfolio, dated September 30, 2011. Only data presented for the Fidelity Institutional Money Market Government Portfolio – Class I is pertinent to the overall review of the financial statements of the Funds.

STADION INVESTMENT TRUST RESULTS OF SPECIAL MEETING OF SHAREHOLDERS (Unaudited)

On June 27, 2011, a Special Meeting of Shareholders of the Trust was held for the purpose of voting on the following Proposals:

Proposal 1:	To approve, with respect to each Fund, a proposed new Investment Advisory Agreement with Stadion Money Management, LLC

The total number of shares of the Funds present and voting at the Special Meeting on Proposal 1, either in person or by proxy, represented the following percentages of the total shares entitled to vote at the meeting:

Stadion Managed Portfolio	73.58%
Stadion Core Advantage Portfolio	89.07%

The Proposal was approved by shareholders. The results of the voting with respect to the approval of the proposed new Investment Advisory Agreement with Stadion Money Management, LLC were as follows:

	Number of Shares
	For	Against	Abstain
Stadion Managed Portfolio	64,656,102.778	1,119,442.614	1,924,644.551
Stadion Core Advantage Portfolio	2,751,856.277	18,147.791	45,336.086

Proposal 2:	To elect four Trustees to serve on the Board of Trustees of the Trust

The total number of shares of the Trust present and voting at the Special Meeting on Proposal 2, either in person or by proxy, represented 74.11% of the total shares entitled to vote at the meeting.

The Proposal was approved by shareholders. The results of the voting with respect to the election of the four Trustees were as follows:

	Number of Shares
	For	Withheld
James N. Baker	97,833,728.119	2,869.583.895
Norman A. McLean	97,819,741.775	2,883,570.239
Gregory L. Morris	97,822,406.596	2,880,905.418
Ronald C. Baum	97,789,288.479	2,914,023.535

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures in place to consider nominees recommended by shareholders.  The registrant’s nominating committee generally will not consider nominees recommended by shareholders.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Stadion Investment Trust

By (Signature and Title)*		/s/ Judson P. Doherty
Judson P. Doherty, President and Principal Executive Officer

Date	February 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Judson P. Doherty
Judson P. Doherty, President and Principal Executive Officer

Date	February 6, 2012

By (Signature and Title)*		/s/ Timothy A. Chapman
Timothy A. Chapman, Treasurer and Principal Financial Officer

Date	February 6, 2012

* Print the name and title of each signing officer under his or her signature.